SHARE CAPITAL: (Tables) - Recast [Member]	Dec. 29, 2022
Stock Options Outstanding
	Number Outstanding	Weighted Average Exercise Price (in CAD$)

Balance outstanding at April 30, 2020	2,950,000	0.26
Expired	(200,000)	0.25

Balance outstanding at April 30, 2021	2,750,000	0.26
Expired	(1,500,000)	0.26

Balance outstanding at April 30, 2022	1,250,000	0.25

Balance exercisable at April 30, 2022	-	-

Summary Of Stock Options Outstanding
Security	Number Outstanding		Number Exercisable		Exercise Price (CAD$)	Expiry Date	Remaining Contractual Life (years)

Stock options	1,250,000	(1)	-	(1)	0.25	August 9, 2023	1.28

Fair Values of Non-Employee Stock Options
	2022 $	2021 $

Fair value of non-employee options, beginning of the period	-	16,541
Transfer value on exercise of options	-	-
Fair value of options on vesting	-	-
Change in fair value of non-employee stock options during the period	-	-
Adoption of ASU 2018-07 adjustment	-	(16,541)

Fair value of non-employee options, end of the period	-	-